FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 0	$ 0	$ 0